Statements of Operations and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Net investment income	$ 11,836	$ 12,067	$ 11,783
Realized capital gains and losses	2,075	694	1,480
Income from operations before income tax expense	13,911	12,761	13,263
Income tax expense	4,861	4,451	4,634
Net income	9,050	8,310	8,629
Other comprehensive income, after-tax
Change in unrealized net capital gains and losses	3,411	4,584	5,783
Comprehensive income	$ 12,461	$ 12,894	$ 14,412